UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.

(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370 Norcross, GA 30092-6541

(Address of principal executive offices) (Zip code)

Michael B. Orkin

5185 Peachtree Parkway, Suite 370 Norcross, GA 30092-6541

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 678-533-7850

Date of fiscal year end: April 30

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund

SCHEDULE OF INVESTMENTS

January 31, 2015 (UNAUDITED)

	Shares	Value (Note 1)
LONG INVESTMENTS (54.73%)
COMMON STOCKS (50.27%)
Aerospace/Defense (0.16%)
Spirit Aerosystems Holdings, Inc. – Class A1	4,600	$207,184

Airlines (0.95%)
American Airlines Group, Inc.	25,200	1,236,816

Applications Software (0.46%)
Adobe Systems, Inc.[1]	8,500	596,105

Beverages – Wine/Spirits (1.09%)
Constellation Brands, Inc. – Class A1	12,800	1,413,760

Building – Residential/Commercial (1.02%)
DR Horton, Inc.	54,300	1,331,436

Cable/Satellite TV (0.94%)
Comcast Corp. – Class A	23,200	1,227,280

Commercial Banks Non-U.S. (1.84%)
HDFC Bank Ltd., ADR	16,300	928,774
ICICI Bank, Ltd., Sponsored ADR	121,400	1,458,014

		2,386,788

Commercial Service/Financial (1.02%)
Paychex, Inc.	29,300	1,326,118

Commercial Services (1.10%)
Cintas Corp.	18,200	1,432,340

Computers (2.57%)
Apple, Inc.	28,500	3,339,060

Computers – Integrated Systems (0.22%)
VeriFone Systems, Inc.[1]	9,000	282,510

Electric – Integrated (2.29%)
Dominion Resources, Inc.	38,700	2,975,643

Electronic Components – Semiconductors (2.46%)
Ambarella, Inc.[1]	34,600	1,913,726
Avago Technologies, Ltd.	12,500	1,286,000

		3,199,726

Electronic Devices (0.00%)†
Blackberry, Ltd.[1]	100	1,015

Food – Retail (1.63%)
Kroger Co.	30,700	2,119,835

Human Resources (2.96%)
AMN Healthcare Services, Inc.[1]	27,700	521,314

	Shares	Value (Note 1)
Human Resources (continued)
Robert Half International, Inc.	57,300	$3,326,838

		3,848,152

Internet Content – Entertainment (1.99%)
Facebook, Inc. – Class A1	34,000	2,580,940

Leisure & Recreation Products (0.01%)
Brunswick Corp.	100	5,428

Medical – HMO (0.21%)
UnitedHealth Group, Inc.	2,600	276,250

Metal – Aluminum (1.03%)
Alcoa, Inc.	85,400	1,336,510

Multimedia (2.59%)
Walt Disney Co.	37,000	3,365,520

Non-Hazardous Waste Disposal (0.93%)
Covanta Holding Corp.	59,300	1,212,092

Pipelines (2.17%)
Kinder Morgan, Inc.	68,600	2,816,030

Recreational Vehicles (0.12%)
Polaris Industries, Inc.	1,100	159,049

Retail – Apparel/Shoe (5.24%)
Express, Inc.[1]	99,200	1,297,536
Foot Locker, Inc.	47,000	2,501,340
L Brands, Inc.	15,300	1,294,839
Phillips-Van Heusen Corp.	3,300	363,858
Skechers U.S.A., Inc. – Class A1	22,400	1,351,840

		6,809,413

Retail – Auto Parts (0.01%)
Advance Auto Parts, Inc.	100	15,900

Retail – Building Products (3.51%)
Home Depot, Inc.	24,800	2,589,616
Lowe’s Cos., Inc.	29,200	1,978,592

		4,568,208

Retail – Restaurants (6.59%)
Bob Evans Farms, Inc.	100	5,637
Cracker Barrel Old Country Store, Inc.	9,500	1,277,845
Denny’s Corp.[1]	75,200	818,176
Fiesta Restaurant Group, Inc.[1]	7,600	448,932
Jack in the Box, Inc.	15,300	1,297,287
Panera Bread Co. – Class A1	7,600	1,306,136
Popeyes Louisiana Kitchen, Inc.[1]	11,500	660,330
Starbucks Corp.	31,500	2,757,195

		8,571,538

Semiconductor Components – Integrated Circuit Devices (1.18%)
NXP Semiconductors NV1	19,300	1,531,262

			Shares	Value (Note 1)
Tools – Hand Held (1.98%)
Snap-on, Inc.			19,400	$2,574,574

Transport – Services (2.00%)
FedEx Corp.			15,400	2,604,294

TOTAL COMMON STOCKS (Cost $60,105,878)				65,350,776

EXCHANGE-TRADED FUNDS (2.52%)
Emerging Country Exchange-Traded Funds (2.52%)
iShares MSCI India ETF			41,000	1,316,321
WisdomTree® India Earnings Fund			83,800	1,965,110

				3,281,431

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,241,473)				3,281,431

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)
PURCHASED OPTIONS (1.94%)
PURCHASED CALL OPTIONS (0.67%)
Facebook, Inc. – Class A	February, 2015	$75.00	705	173,430
Foot Locker, Inc.	May, 2015	52.50	368	133,584
Polaris Industries, Inc.	June, 2015	145.00	95	81,700
Shoe Carnival, Inc.	March, 2015	20.00	90	29,700
Skechers U.S.A., Inc. – Class A	April, 2015	60.00	251	125,500
WisdomTree® India Earnings Fund	April, 2015	22.00	1,653	330,600

TOTAL PURCHASED CALL OPTIONS (Cost $1,046,879)				874,514

PURCHASED PUT OPTIONS (1.27%)
Conn’s, Inc.	April, 2015	17.50	175	52,500
Conn’s, Inc.	April, 2015	35.00	110	206,800
Conn’s, Inc.	July, 2015	18.00	294	108,780
Diamond Offshore Drilling, Inc.	March, 2015	37.50	345	248,400
Franklin Resources, Inc.	April, 2015	54.50	338	118,300
Garmin, Ltd.	April, 2015	55.00	431	196,105
ITT Educational Services, Inc.	July, 2015	9.00	964	279,560
Lululemon Athletica, Inc.	March, 2015	45.00	440	880
Zillow, Inc. – Class A	February, 2015	110.00	305	431,270

TOTAL PURCHASED PUT OPTIONS (Cost $1,639,469)				1,642,595

TOTAL PURCHASED OPTIONS (Cost $2,686,348)				2,517,109

TOTAL LONG INVESTMENTS (Cost $66,033,699)				71,149,316

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (40.01%)
MONEY MARKET FUNDS[2]
JPMorgan 100% U.S. Treasury Securities Money Market Fund – Capital Shares	0.00%	52,018,863	$52,018,863

TOTAL SHORT TERM INVESTMENTS (Cost $ 52,018,863)			52,018,863

TOTAL INVESTMENTS – (94.74%) (Cost $ 118,052,562)			$123,168,179

Assets in Excess of Other Liabilities (5.26%)			6,834,854

NET ASSETS (100.00%)			$130,003,033

SCHEDULE OF SECURITIES SOLD SHORT		Shares	Value (Note 1)
COMMON STOCKS (-27.19%)
Apparel – Manufacturers (-0.22%)
Michael Kors Holdings, Ltd.		(4,000)	$(283,160)

Applications Software (-0.75%)
Dealertrack Technologies, Inc.		(24,200)	(972,840)

Automobiles (-1.00%)
Harley-Davidson, Inc.		(21,000)	(1,295,700)

Casinos & Gaming (-1.04%)
Melco Crown Entertainment, Ltd., ADR		(56,600)	(1,358,400)

Commercial Banks Non-U.S. (-0.58%)
Bancolombia SA, Sponsored ADR		(16,400)	(758,828)

Commercial Service/Financial (-0.91%)
MoneyGram International, Inc.		(79,800)	(679,896)
Western Union Co.		(29,900)	(508,300)

			(1,188,196)

E-Commerce/Services (-2.91%)
Angie’s List, Inc.		(85,000)	(390,150)
SouFun Holdings, Ltd., ADR		(78,400)	(479,024)
Trulia, Inc.		(15,200)	(648,736)
Zillow, Inc. – Class A		(23,400)	(2,267,928)

			(3,785,838)

E-Marketing/Information (-0.28%)
Liquidity Services, Inc.		(46,300)	(358,362)

Educational Services (-0.98%)
Apollo Education Group, Inc.		(100)	(2,526)
DeVry Education Group, Inc.		(30,000)	(1,272,300)

			(1,274,826)

Electronic Components – Semiconductors (-0.95%)
Intel Corp.		(37,500)	(1,239,000)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
Electronic Devices (-0.50%)
Garmin, Ltd.	(12,400)	$(649,264)

Food – Retail (-0.15%)
Fresh Market, Inc.	(5,300)	(201,983)

Investment Management/Advisory Services (-2.22%)
Altisource Portfolio Solutions SA	(7,700)	(156,156)
Eaton Vance Corp.	(22,700)	(913,675)
Franklin Resources, Inc.	(35,300)	(1,819,009)

		(2,888,840)

Machinery – Construction/Mining (-0.47%)
Caterpillar, Inc.	(7,600)	(607,772)

Machinery – Farm (-1.66%)
AGCO Corp.	(14,600)	(632,764)
CNH Industrial NV	(31,800)	(243,270)
Deere & Co.	(15,000)	(1,277,850)

		(2,153,884)

Metal – Copper (-0.17%)
Freeport-McMoRan, Inc.	(13,500)	(226,935)

Metal – Iron (-0.56%)
Vale SA, Sponsored ADR	(102,800)	(722,684)

Oil – Field Services (-0.82%)
CARBO Ceramics, Inc.	(32,500)	(1,065,350)

Oil & Gas Drilling (-2.91%)
Diamond Offshore Drilling, Inc.	(31,100)	(980,583)
Paragon Offshore PLC	(61,400)	(128,326)
Seadrill, Ltd.	(119,400)	(1,282,356)
Transocean, Ltd.	(85,300)	(1,390,390)

		(3,781,655)

Oil Field Machinery & Equipment (-1.02%)
Dril-Quip, Inc.	(17,900)	(1,328,717)

Paper & Related Products (-0.12%)
Schweitzer-Mauduit International, Inc.	(4,000)	(155,440)

Retail – Apparel/Shoe (-1.48%)
Ascena Retail Group, Inc.	(166,500)	(1,924,740)

Retail – Appliances (-0.78%)
Conn’s, Inc.	(64,300)	(1,012,082)

Retail – Restaurants (-0.00%)
Dunkin’ Brands Group, Inc.	(100)	(4,731)

Schools (-2.41%)
Bridgepoint Education, Inc.	(157,700)	(1,556,499)
Career Education Corp.	(105,300)	(587,574)
ITT Educational Services, Inc.	(135,800)	(987,266)

		(3,131,339)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
Security Services (-0.00%)†
ADT Corp.	(100)	$(3,440)

Steel – Producers (-0.88%)
Gerdau SA, Sponsored ADR	(329,900)	(1,138,155)

Toys (-0.90%)
LeapFrog Enterprises, Inc.	(100)	(238)
Mattel, Inc.	(43,400)	(1,167,460)

		(1,167,698)

Vitamins & Nutrition Products (-0.52%)
Herbalife, Ltd.	(22,000)	(670,560)

TOTAL COMMON STOCKS (Proceeds $46,014,946)		(35,350,419)

EXCHANGE-TRADED FUNDS (-5.44%)
Corporate/Preferred – High Yield (-0.50%)
iShares® iBoxx $ High Yield Corporate Bond Fund ETF	(7,200)	(649,656)

Country Exchange-Traded Funds (-0.00%)†
iShares® MSCI Australia ETF	(100)	(2,192)

Emerging Country Exchange-Traded Funds (-2.96%)
iShares® MSCI Brazil Capped ETF	(72,300)	(2,480,613)
Market Vectors® Russia ETF	(93,400)	(1,365,508)

		(3,846,121)

High Yield Bond Fund (-1.98%)
SPDR® Barclays High Yield Bond ETF	(66,200)	(2,577,828)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $8,456,708)		(7,075,797)

TOTAL SECURITIES SOLD SHORT (Proceeds $54,471,654)		$(42,426,216)

†	Less than 0.005% of net assets.
[1]	Non-Income Producing Security.
[2]	A portion of the Money Market Fund assets are held as collateral for short sales activity. As of January 31, 2015, the amount held as collateral was $29,170,472.

Common Abbreviations:

ADR – American Depositary Receipts

ETF – Exchange-Traded Fund

Ltd. – Limited

MSCI – Morgan Stanley Capital International

NV – Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC – Public Limited Company

SA – Generally designates corporations in various countries, mostly those employing the civil law

SPDR – Standard and Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments

Notes to Quarterly Schedule of Investments

January 31, 2015 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell & Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. C&O Funds Advisor, Inc. (the “Adviser”) uses a catalyst-driven, multi-dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund’s investment objective. The Adviser’s philosophy in managing the Fund is to focus on risk as well as return. The Adviser utilizes an investment philosophy based upon sophisticated exploitation of the low-risk anomaly. The low-risk anomaly stands in direct contradiction to the conventional beliefs of Efficient Market Hypothesis stating that high risk is equated with higher return. Caldwell and Orkin takes the opposite view – we believe that lower risk can result in higher return.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at measurement date.

Level 2 –	Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$65,350,776	$–	$–	$65,350,776
Exchange-Traded Funds	3,281,431	–	–	3,281,431
Purchased Options	982,084	1,535,025	–	2,517,109
Short Term Investments	52,018,863	–	–	52,018,863
TOTAL	$121,633,154	$1,535,025	$–	$123,168,179

Other Financial Instruments*
Liabilities
Securities Sold Short
Common Stocks	$(35,350,419)	$–	$–	$(35,350,419)
Exchange-Traded Funds	(7,075,797)	–	–	(7,075,797)
TOTAL	$(42,426,216)	$–	$–	$(42,426,216)

During the period ended January 31, 2015, there were no transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of all levels as of the end of the reporting period. All securities of the Fund were valued using either Level 1 or Level 2 inputs during the period ended January 31, 2015. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

*	For detailed industry descriptions, see the accompanying Schedule of Investments

Use of Derivatives

Purchasing Put and Call Options: The Fund may invest in options on securities and indices, and use such securities either to hedge risk or enhance the long positions in the Fund’s portfolio.

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if security prices fall. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Cash

The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments. See further notes below, under Significant Ownership Concentration, regarding this cash balance.

Significant Ownership Concentration

At January 31, 2015, the Fund invested 40.01% of its total net assets in the JPMorgan 100% U.S. Treasury Securities Money Market Fund Capital Class (CJTXX). The Fund uses the money market instrument as a vehicle for holding collateral related to securities sold short. As stated in the Fund’s prospectus, the Fund will typically invest between 0% and 50% of net assets in money market securities and fixed income securities. This portion of the Fund’s portfolio includes cash equivalents (i.e., money market funds or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although generally cash equivalents are emphasized more than bonds. The corporate bonds purchased may have any maturity and be of any rating or quality, as long as Fund management believes it is consistent with the Fund’s investment objective.

The JPMorgan 100% U.S. Treasury Securities Money Market Fund’s objective is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The JPMorgan 100% U.S. Treasury Securities Money Market Fund invests its assets exclusively in obligations of the U.S. Treasury including treasury bills, bonds and notes.

Fund management considers investments in securities sold short to be part of managed assets, thereby reducing the Fund’s available cash balance. If the absolute value of securities sold short was added to the Fund’s total long positions as of January 31, 2015, total investments would equal 87.36%, as a percentage of net assets. This would result in cash equivalents representing 12.64% of net assets, vs. the 40.01% that is disclosed on the Schedule of Investments. This better illustrates the Fund’s net cash exposure as of January 31, 2015.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At January 31, 2015, the Fund had approximately 33% of its total net assets in short positions.

For the period ended January 31, 2015, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $153,933,548 and $155,854,044, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On January 31, 2015, based on cost of $120,635,199 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $3,653,631 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $(1,120,651), resulting in net unrealized appreciation of $2,532,980.

9

Item 2 – Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin President, Principal Executive Officer

Date: March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin President, Principal Executive Officer

Date: March 26, 2015

By:	/s/ David R. Bockel, Jr.
David R. Bockel, Jr. Treasurer, Principal Financial Officer

Date: March 26, 2015